Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Provision (benefit) for income taxes
Current	$ 47,791	$ 60,529	$ 21,361
Deferred	1,251	(19,137)	18,617
Income taxes	49,042	41,392	39,978
Deferred tax assets:
Deferred revenue	40,436	37,304
Employee compensation and benefits	65,320	66,804
Intangible assets, computer software and intellectual property	16,882	21,184
Net operating loss carryforwards	136,940	144,830
Other	92,412	63,358
Total deferred tax assets	351,990	333,480
Valuation allowances	(137,836)	(106,743)
Total deferred tax assets, net	214,154	226,737
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(36,640)	(37,521)
Intangible assets, computer software and intellectual property	(106,408)	(111,423)
Managed services costs	(11,110)	(13,898)
Other	(23,674)	(18,819)
Total deferred tax liabilities	(177,832)	(181,661)
Net deferred tax assets	36,322	45,076
Effective income tax rate varied from the statutory Guernsey tax rate
Statutory Guernsey tax rate (percentage)	0.00%	0.00%	0.00%
Foreign taxes (percentage)	12.00%	11.00%	11.00%
Effective income tax rate	12.00%	11.00%	11.00%
Aggregate changes in balance of Company's gross unrecognized tax benefits
Unrecognized tax benefits, Beginning balance	118,662	103,304
Additions based on tax positions related to the current year	19,849	19,883
Additions for tax positions of prior years	3,548	19,832
Settlements with tax authorities	(5,231)	(20,703)
Lapse of statute of limitations	(3,967)	(3,654)
Unrecognized tax benefits, Ending balance	$ 132,861	$ 118,662	$ 103,304